Fixed Assets - Amounts recognized in the statement of operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets
Depreciation expense of right-of-use assets	€ (5,772)	€ (5,053)	€ (3,901)
Impairment expense / reversal of impairment	(1,100)	(710)
Interest expense on lease liabilities	(2,375)	(2,218)	(1,729)
Expense relating to short-term leases (included in cost of sales)	(70)	(76)	(119)
Expense relating to leases of low-value assets (included in general and administrative expenses)	(55)	€ (66)	€ (39)
Income from sub-leasing right-of-use assets presented in "other operating income"	€ 51